EMPLOYEE BENEFIT PLANS - Economic assumptions used in the determination of the present value of the defined benefit plans (Details) - Y	Dec. 31, 2024	Dec. 31, 2023
Minimum
EMPLOYEE BENEFIT PLANS
Actuarial assumption of mortality rates (in years)	20
Maximum
EMPLOYEE BENEFIT PLANS
Actuarial assumption of mortality rates (in years)	60
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate	11.00%	11.75%
Rate of wage increase	7.90%	8.85%
Projected inflation	5.40%	6.35%
Rate of pension increase	5.40%	6.35%
Defined benefit pension plan - Bancolombia Panama
EMPLOYEE BENEFIT PLANS
Discount rate	6.50%	7.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%
Defined benefit pension plan - Banistmo
EMPLOYEE BENEFIT PLANS
Discount rate	7.00%	7.60%
Rate of wage increase	5.40%	2.20%
Defined benefit pension plan - El Salvador
EMPLOYEE BENEFIT PLANS
Discount rate	5.20%	6.20%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate	9.10%	9.00%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%